Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
7.	Goodwill and Intangible Assets, Net
The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	March 31, 2022	December 31, 2021
Cell Therapy	$112,347	$112,347
Degenerative Disease	3,610	3,610
Biobanking	7,347	7,347

	$123,304	$123,304

Intangible Assets, Net
Intangible assets, net consisted of the following:

	March 31, 2022	December 31, 2021	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11-16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10-13 years
Reacquired rights	4,200	4,200	6 years

	23,993	23,993
Less: Accumulated amortization
Developed technology	(5,666)	(5,376)
Customer relationships	(1,236)	(1,170)
Trade names & trademarks	(233)	(220)
Reacquired rights	(2,712)	(2,540)

	(9,847)	(9,306)

Amortizable intangible assets, net	14,146	14,687
Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite

	$122,646	$123,187

For the three months ended March 31, 2022 and 2021, amortization expense for intangible assets was $541 and $541, respectively.
No impairment charges were recorded for the three months ended March 31, 2022 and 2021.

8.	Goodwill and Intangible Assets, Net
The Company performs its annual goodwill impairment test in the fourth quarter of every year, unless a triggering event occurs prior to the impairment test. Based on the Company’s annual assessment performed during the fourth quarter of 2021, it was determined that goodwill was not impaired.
The carrying values of goodwill assigned to the Company’s operating segments are as follows:

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2019	$112,347	$7,374	$7,347	$127,068
Derecognition of goodwill related to sale of UltraMIST business	—	(3,764)	—	(3,764)
Impairment	—	—	—	—

Balance at December 31, 2020	$112,347	$3,610	$7,347	$123,304
Impairment	—	—	—	—

Balance at December 31, 2021	$112,347	$3,610	$7,347	$123,304

Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31, 2021	December 31, 2020	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years

	23,993	23,993
Less: Accumulated amortization
Developed technology	(5,376)	(4,203)
Customer relationships	(1,170)	(906)
Trade names & trademarks	(220)	(165)
Reacquired rights	(2,540)	(1,840)

	(9,306)	(7,114)

Amortizable intangible assets, net	14,687	16,879
Non-amortized intangible assets
Acquired IPR&D product rights	108,500	108,500	indefinite

	$123,187	$125,379
Amortization expense for intangible assets was $2,192 and $3,394 for the years ended December 31, 2021 and 2020, respectively.
Aggregate amortization expense for each of the five succeeding years related to intangible assets held as of December 31, 2021 is estimated as follows:

2022	$2,193
2023	2,193
2024	1,784
2025	1,493
2026	1,356
During the third quarter of 2020, the Company experienced a triggering event as it discontinued development of
PDA-001 for
an indefinite period of time and opted to pursue an alternative clinical program. As of September 30, 2020, the Company determined
PDA-001 did
not have future cash flows as the Company did not intend to further develop and commercialize the asset. The triggering event required the Company to perform a quantitative impairment test as of September 30, 2020. As a result of this impairment test, the Company recorded a $129,400 impairment charge to write-off the
entire IPR&D intangible asset related to
PDA-001.